Condensed Consolidating Financial Statements (Condensed consolidating statements of income and comprehensive loss) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statements of Income and Comprehensive Income [Line Items]
Revenues	$ 272,948	$ 267,037	$ 274,003	$ 250,231	$ 247,700	$ 198,709	$ 201,115	$ 171,096	$ 1,064,219	$ 818,620	$ 587,635
Cost of sales	231,073	192,496	201,334	182,944	194,705	151,150	151,860	132,117	807,847	629,832	487,900
Gross profit	41,875	74,541	72,669	67,287	52,995	47,559	49,255	38,979	256,372	188,788	99,735
Operating expenses
Selling, general and administrative expenses									286,980	253,713	227,008
Goodwill and intangible asset impairments									363,522	69,062	0
Transaction expenses									3,446	6,511	865
Loss (gain) on disposal of assets and other									(438)	2,097	2,638
Total operating expenses	422,995	72,764	84,721	73,030	73,709	64,839	131,779	61,056	653,510	331,383	230,511
Earnings from equity investment	94	659	350	(963)	(6,391)	3,361	2,568	1,462	140	1,000	1,824
Equity loss from affiliate, net of tax									0	0	0
Operating loss	(381,026)	2,436	(11,702)	(6,706)	(27,105)	(13,919)	(79,956)	(20,615)	(396,998)	(141,595)	(128,952)
Other expense (income)
Interest expense									32,532	26,808	27,410
Foreign exchange and other gains, net									(6,270)	7,268	(21,341)
Gain realized on previously held equity investment					(120,400)				0	(120,392)	0
Gain on contribution of subsea rentals business				(33,500)					(33,506)	0	0
Deferred loan costs written off									0	0	2,978
Total other expense (income), net	6,025	6,598	2,001	(21,868)	(112,155)	8,726	8,987	8,126	(7,244)	(86,316)	9,047
Loss before income taxes	(387,051)	(4,162)	(13,703)	15,162	85,050	(22,645)	(88,943)	(28,741)	(389,754)	(55,279)	(137,999)
Income tax expense (benefit)	(3,308)	(1,108)	1,646	(12,904)	35,981	(7,817)	(11,070)	(12,973)	(15,674)	4,121	(56,051)
Net loss	(383,743)	(3,054)	(15,349)	28,066	49,069	(14,828)	(77,873)	(15,768)	(374,080)	(59,400)	(81,948)
Less: Income attributable to noncontrolling interest									0	0	30
Net loss attributable to common stockholders									(374,080)	(59,400)	(81,978)
Other comprehensive income (loss), net of tax:
Net loss	$ (383,743)	$ (3,054)	$ (15,349)	$ 28,066	$ 49,069	$ (14,828)	$ (77,873)	$ (15,768)	(374,080)	(59,400)	(81,948)
Change in foreign currency translation, net of tax of $0									(24,752)	36,163	(45,722)
Change in pension liability									1,489	107	(335)
Comprehensive loss									(397,343)	(23,130)	(128,005)
Less: comprehensive loss attributable to noncontrolling interests									0	0	(162)
Comprehensive loss attributable to common stockholders									(397,343)	(23,130)	(128,167)
Reportable Legal Entities | FET (Parent)
Condensed Statements of Income and Comprehensive Income [Line Items]
Revenues									0	0	0
Cost of sales									0	0	0
Gross profit									0	0	0
Operating expenses
Selling, general and administrative expenses									0	0	0
Goodwill and intangible asset impairments									0	0
Transaction expenses									0	0	0
Loss (gain) on disposal of assets and other									0	0	0
Total operating expenses									0	0	0
Earnings from equity investment									0	0	0
Equity loss from affiliate, net of tax									(348,557)	(41,253)	(62,180)
Operating loss									(348,557)	(41,253)	(62,180)
Other expense (income)
Interest expense									32,307	27,919	27,480
Foreign exchange and other gains, net									0	0	0
Gain realized on previously held equity investment										0
Gain on contribution of subsea rentals business									0
Deferred loan costs written off											2,978
Total other expense (income), net									32,307	27,919	30,458
Loss before income taxes									(380,864)	(69,172)	(92,638)
Income tax expense (benefit)									(6,784)	(9,772)	(10,660)
Net loss									(374,080)	(59,400)	(81,978)
Less: Income attributable to noncontrolling interest											0
Net loss attributable to common stockholders											(81,978)
Other comprehensive income (loss), net of tax:
Net loss									(374,080)	(59,400)	(81,978)
Change in foreign currency translation, net of tax of $0									(24,752)	36,163	(45,722)
Change in pension liability									1,489	107	(335)
Comprehensive loss									(397,343)	(23,130)	(128,035)
Less: comprehensive loss attributable to noncontrolling interests											0
Comprehensive loss attributable to common stockholders											(128,035)
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Statements of Income and Comprehensive Income [Line Items]
Revenues									936,319	703,409	436,785
Cost of sales									717,519	550,931	375,509
Gross profit									218,800	152,478	61,276
Operating expenses
Selling, general and administrative expenses									231,492	205,672	187,974
Goodwill and intangible asset impairments									233,635	33,301
Transaction expenses									2,926	6,521	825
Loss (gain) on disposal of assets and other									(1,274)	1,981	2,616
Total operating expenses									466,779	247,475	191,415
Earnings from equity investment									529	1,000	1,824
Equity loss from affiliate, net of tax									(118,601)	(53,682)	14,663
Operating loss									(366,051)	(147,679)	(113,652)
Other expense (income)
Interest expense									158	(569)	(110)
Foreign exchange and other gains, net									(296)	(118)	(5,264)
Gain realized on previously held equity investment										(120,392)
Gain on contribution of subsea rentals business									5,856
Deferred loan costs written off											0
Total other expense (income), net									5,718	(121,079)	(5,374)
Loss before income taxes									(371,769)	(26,600)	(108,278)
Income tax expense (benefit)									(23,212)	14,653	(46,098)
Net loss									(348,557)	(41,253)	(62,180)
Less: Income attributable to noncontrolling interest											0
Net loss attributable to common stockholders											(62,180)
Other comprehensive income (loss), net of tax:
Net loss									(348,557)	(41,253)	(62,180)
Change in foreign currency translation, net of tax of $0									(24,752)	36,163	(45,722)
Change in pension liability									1,489	107	(335)
Comprehensive loss									(371,820)	(4,983)	(108,237)
Less: comprehensive loss attributable to noncontrolling interests											0
Comprehensive loss attributable to common stockholders											(108,237)
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Statements of Income and Comprehensive Income [Line Items]
Revenues									187,647	182,417	198,684
Cost of sales									151,787	145,743	161,190
Gross profit									35,860	36,674	37,494
Operating expenses
Selling, general and administrative expenses									55,488	48,041	39,034
Goodwill and intangible asset impairments									129,887	35,761
Transaction expenses									520	(10)	40
Loss (gain) on disposal of assets and other									836	116	22
Total operating expenses									186,731	83,908	39,096
Earnings from equity investment									(389)	0	0
Equity loss from affiliate, net of tax									0	0	0
Operating loss									(151,260)	(47,234)	(1,602)
Other expense (income)
Interest expense									67	(542)	40
Foreign exchange and other gains, net									(5,974)	7,386	(16,077)
Gain realized on previously held equity investment										0
Gain on contribution of subsea rentals business									(39,362)
Deferred loan costs written off											0
Total other expense (income), net									(45,269)	6,844	(16,037)
Loss before income taxes									(105,991)	(54,078)	14,435
Income tax expense (benefit)									14,322	(760)	707
Net loss									(120,313)	(53,318)	13,728
Less: Income attributable to noncontrolling interest											30
Net loss attributable to common stockholders											13,698
Other comprehensive income (loss), net of tax:
Net loss									(120,313)	(53,318)	13,728
Change in foreign currency translation, net of tax of $0									(24,752)	36,163	(45,722)
Change in pension liability									1,489	107	(335)
Comprehensive loss									(143,576)	(17,048)	(32,329)
Less: comprehensive loss attributable to noncontrolling interests											(162)
Comprehensive loss attributable to common stockholders											(32,491)
Eliminations
Condensed Statements of Income and Comprehensive Income [Line Items]
Revenues									(59,747)	(67,206)	(47,834)
Cost of sales									(61,459)	(66,842)	(48,799)
Gross profit									1,712	(364)	965
Operating expenses
Selling, general and administrative expenses									0	0	0
Goodwill and intangible asset impairments									0	0
Transaction expenses									0	0	0
Loss (gain) on disposal of assets and other									0	0	0
Total operating expenses									0	0	0
Earnings from equity investment									0	0	0
Equity loss from affiliate, net of tax									467,158	94,935	47,517
Operating loss									468,870	94,571	48,482
Other expense (income)
Interest expense									0	0	0
Foreign exchange and other gains, net									0	0	0
Gain realized on previously held equity investment										0
Gain on contribution of subsea rentals business									0
Deferred loan costs written off											0
Total other expense (income), net									0	0	0
Loss before income taxes									468,870	94,571	48,482
Income tax expense (benefit)									0	0	0
Net loss									468,870	94,571	48,482
Less: Income attributable to noncontrolling interest											0
Net loss attributable to common stockholders											48,482
Other comprehensive income (loss), net of tax:
Net loss									468,870	94,571	48,482
Change in foreign currency translation, net of tax of $0									49,504	(72,326)	91,444
Change in pension liability									(2,978)	(214)	670
Comprehensive loss									$ 515,396	$ 22,031	140,596
Less: comprehensive loss attributable to noncontrolling interests											0
Comprehensive loss attributable to common stockholders											$ 140,596